DEBT (Details) In Millions, unless otherwise specified	12 Months Ended									12 Months Ended					1 Months Ended		12 Months Ended			12 Months Ended		12 Months Ended															12 Months Ended							1 Months Ended	12 Months Ended		12 Months Ended			1 Months Ended		0 Months Ended					12 Months Ended		0 Months Ended		12 Months Ended	0 Months Ended		12 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended			12 Months Ended					12 Months Ended							1 Months Ended
	Dec. 31, 2012 USD ($)		Dec. 31, 2011 USD ($)		Dec. 31, 2010 USD ($)	Dec. 31, 2012 On or after August 17, 2020	Dec. 31, 2012 Consolidated VIE's USD ($)	Dec. 31, 2011 Consolidated VIE's USD ($)	Mar. 31, 2011 Sasol Huntsman GmbH and Co. KG USD ($)	Dec. 31, 2012 Arabian Amines Company USD ($)	Dec. 31, 2012 Term loans USD ($)	Dec. 31, 2011 Term loans USD ($)	Dec. 31, 2012 Term loans Sasol Huntsman GmbH and Co. KG USD ($)	Dec. 31, 2012 Term loans Sasol Huntsman GmbH and Co. KG EUR (€)	Mar. 31, 2012 Term loans Australian borrowings USD ($)	Mar. 31, 2012 Term loans Australian borrowings AUD	Dec. 31, 2012 Senior Credit Facilities USD ($)	Dec. 31, 2012 Accounts receivable programs USD ($)	Dec. 31, 2011 Accounts receivable programs USD ($)	Dec. 31, 2012 U.S. A/R Program Maturing April 2014 USD ($)	Dec. 31, 2011 U.S. A/R Program Maturing April 2014 USD ($)	Dec. 31, 2012 U.S. A/R Program Maturing April 2014 Maximum	Dec. 31, 2011 U.S. A/R Program Maturing April 2014 Maximum	Dec. 31, 2012 U.S. A/R Program Maturing April 2014 Minimum	Dec. 31, 2011 U.S. A/R Program Maturing April 2014 Minimum	Dec. 31, 2012 EU A/R Program Maturing April 2014 USD ($)	Dec. 31, 2012 EU A/R Program Maturing April 2014 EUR (€)	Dec. 31, 2011 EU A/R Program Maturing April 2014 USD ($)	Dec. 31, 2011 EU A/R Program Maturing April 2014 EUR (€)	Dec. 31, 2012 U.S. A/R Program USD ($)	Dec. 31, 2012 Senior notes USD ($)	Dec. 31, 2011 Senior notes USD ($)	Dec. 31, 2012 Senior subordinated notes USD ($)	Dec. 31, 2011 Senior subordinated notes USD ($)	Dec. 31, 2012 HPS (China) debt USD ($)	Dec. 31, 2011 HPS (China) debt USD ($)	Dec. 31, 2012 HPS (China) secured term and working capital loan facilities U.S. dollar borrowings USD ($)	Dec. 31, 2012 HPS (China) secured term and working capital loan facilities RMB borrowings USD ($)	Dec. 31, 2012 HPS (China) secured term and working capital loan facilities RMB borrowings CNY	Dec. 31, 2012 HPS (China) working capital loans and commercial drafts RMB borrowings USD ($)	Dec. 31, 2012 HPS (China) working capital loans and commercial drafts RMB borrowings CNY	Dec. 31, 2012 Other debt instruments USD ($)	Dec. 31, 2011 Other debt instruments USD ($)	Mar. 31, 2012 Revolving Facility	Dec. 31, 2012 Revolving Facility USD ($)	Mar. 06, 2012 Revolving Facility USD ($)	Dec. 31, 2012 Revolving Facility Maximum	Dec. 31, 2012 Revolving Facility Sasol Huntsman GmbH and Co. KG USD ($)	Dec. 31, 2012 Revolving Facility Sasol Huntsman GmbH and Co. KG EUR (€)	Mar. 31, 2012 Revolving Facility Australian borrowings USD ($)	Mar. 31, 2012 Revolving Facility Australian borrowings AUD	Oct. 31, 2012 Term Loan B USD ($)	Sep. 24, 2012 Term Loan B USD ($)	Sep. 07, 2012 Term Loan B USD ($)	Apr. 02, 2012 Term Loan B USD ($)	Mar. 07, 2011 Term Loan B USD ($)	Dec. 31, 2012 Term Loan B USD ($)	Mar. 06, 2012 Term Loan B USD ($)	Sep. 07, 2012 Term Loan C USD ($)	Apr. 02, 2012 Term Loan C USD ($)	Dec. 31, 2012 Term Loan C USD ($)	Sep. 07, 2012 Extended Term Loan B USD ($)	Apr. 02, 2012 Extended Term Loan B USD ($)	Dec. 31, 2012 Extended Term Loan B USD ($)	Sep. 07, 2012 Extended Term Loans B Series 2 USD ($)	Jun. 30, 2012 Extended Term Loans B Series 2	Dec. 31, 2012 Extended Term Loans B Series 2 USD ($)	Jun. 03, 2012 Extended Term Loans B Series 2 USD ($)	Dec. 31, 2012 Intercompany Note USD ($)	Dec. 31, 2012 Intercompany Note Maximum	Dec. 31, 2012 Intercompany Note Minimum	Dec. 31, 2012 2016 Senior Notes, June 2016 USD ($)	Dec. 31, 2012 2020 Senior Notes, November 2020 USD ($)	Nov. 19, 2012 2020 Senior Notes, November 2020 USD ($)	Dec. 31, 2012 2020 Senior Notes, November 2020 Prior to August 17, 2020	Dec. 31, 2012 2020 Senior Notes, November 2020 Occurrence of certain change of control events	Dec. 31, 2012 Senior Subordinated Notes, March 2020 USD ($)	Dec. 31, 2012 Senior Subordinated Notes, March 2021 USD ($)	Dec. 31, 2012 SIDF Facility Arabian Amines Company USD ($)	Dec. 31, 2012 SIDF Facility Arabian Amines Company SAR	Dec. 31, 2012 Multi- purpose Islamic term facility Arabian Amines Company USD ($)	Mar. 31, 2012 Australian credit facilities Australian borrowings Australian subsidiary USD ($)	Mar. 31, 2012 Australian credit facilities Australian borrowings Australian subsidiary AUD
Debt
Total debt - excluding debt to affiliates	$ 3,702		$ 3,942				$ 270	$ 281		$ 180	$ 1,565	$ 1,696						$ 241	$ 237												$ 568	$ 472	$ 892	$ 976	$ 94	$ 167						$ 72	$ 113																																				$ 126	472
Total current portion of debt	288	[1]	212	[1]			193	16																																																																									54
Long-term portion	3,414	[1]	3,730	[1]			77	264	93
Notes payable to affiliates-current	100		100
Notes payable to affiliates-noncurrent	599		439
Total debt	4,401		4,481
Decrease in the interest rate margin (as a percent)																																												0.50%
Undrawn commitment fee (as a percent)																																												0.50%
Committed amount before increase																																														300
Committed Amount													90	68																															400	400		6	5
Principal Outstanding																																																									193	346			419			637			342	346
Amount Outstanding																				90	90					151	114	147	114								8	56	354	30	190																193				393			637			342					200	400	400			350	530
Reference rate																				USD LIBOR or CP rate						GBP LIBOR, USD LIBOR or EURIBOR	GBP LIBOR, USD LIBOR or EURIBOR										LIBOR	Peoples Bank of china rate	Peoples Bank of china rate	Peoples Bank of china rate	Peoples Bank of china rate				US LIBOR												US LIBOR				US LIBOR			US LIBOR			US LIBOR			LIBOR	U.S. A/R Program
Increase in the interest rate margin (as a percent)																																																																		3.00%
Aggregate principal of Term Loan B prior to amendment																																																								650
Reference rate (as a percent)																						1.65%	1.65%	1.50%	1.50%	2.00%	2.00%	2.00%	2.00%								0.48%	90.00%	90.00%						2.50%												1.50%				2.25%			2.50%			2.75%			(0.25%)	(0.10%)
Amount of letter of credit and bank guarantees issued and outstanding																														5															19
Weighted average interest rate at period end (as a percent)																	3.00%																							6.00%	6.00%
Interest rate (as a percent)																																					1.00%	6.00%	6.00%																																	5.50%	4.875%				8.625%	8.625%
Minimum number of months prior to the maturity date of the debt instrument																																																																								3 months
Prepayment of term loan																																																				50	58	3					4			6			4
Future percentage of amortization of the principal amount																																																																				1.00%
Amount repaid															12	12																					4	19	120	50	309									15	14				3					4			7																			27	26
Loss on early extinguishment of debt	80		7		37												2
Percentage of principal amount at which the entity may redeem some or all of the notes						100.00%																																																																					100.00%	101.00%
A/R Programs
Maximum Funding Availability																				250	250					297	225	291	225
Reduction in applicable margin on borrowings (as a percent)																						1.65%	1.65%	1.50%	1.50%	2.00%	2.00%	2.00%	2.00%
Debt instrument covenant consolidated leverage ratio																																															3.75
Accounts receivable pledged as collateral																		520	633
Carrying value																																																																								168						542
Effective interest rate (as a percent)																																																																								11.73%
Variable interest entity ownership percentage										50.00%
Percentage of guarantee, given by Zamil Group										100.00%
Percentage of interest in Zamil Group										50.00%
Outstanding loan due to Huntsman Corporation																																																																					695
Due to Huntsman Corporation, current																																																																					$ 100

[1]	At December 31, 2012 and 2011, respectively, $28 and $44 of cash and cash equivalents, $9 and $2 of restricted cash, $38 and $29 of accounts and notes receivable (net), $55 and $47 of inventories, nil and $1 of other current assets, $378 and $403 of property, plant and equipment (net), $19 and $23 of intangible assets (net), $28 and $21 of other noncurrent assets, $76 and $55 of accounts payable, $26 and $21 of accrued liabilities, $193 and $16 of current portion of debt, $77 and $264 of long-term debt, and $101 and $111 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."